Private Placement (Details) - USD ($)		8 Months Ended
	Feb. 04, 2021	Sep. 30, 2021	Feb. 06, 2021
Private Placement (Details) [Line Items]
Purchase aggregate warrants	7,733,333	8,693,333
Price per warrant (in Dollars per share)			$ 18
Gross Proceeds (in Dollars)		$ 13,040,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase aggregate warrants		166,666
Committed purchase warrants	83,334
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Purchase aggregate warrants	8,693,333
Price per warrant (in Dollars per share)	$ 1.5
Gross Proceeds (in Dollars)	$ 13,040,000
Committed purchase warrants	8,110,001
Underwriters [Member]
Private Placement (Details) [Line Items]
Gross Proceeds (in Dollars)	$ 11,600,000
Sponsor and Director [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase aggregate warrants		8,110,001
Price per warrant (in Dollars per share)		$ 1.5
Gross Proceeds (in Dollars)		$ 13
Mr. Henry, Mr. Robins and Dr. Robins [Member]
Private Placement (Details) [Line Items]
Purchase aggregate warrants		83,334
Sponsor [Member]
Private Placement (Details) [Line Items]
Committed purchase warrants	7,150,001
Mr. Owusu-Kesse [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Committed purchase warrants	166,666